UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jun. 23, 2020	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jun. 23, 2020	0
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income		0	(1,000)	(1,000)
Balance at the end at Dec. 31, 2020	$ 317	24,683	(1,000)	24,000
Balance at the end (in shares) at Dec. 31, 2020	3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income		0	0	0
Balance at the end at Mar. 31, 2021	$ 317	24,683	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2021	3,162,500
Balance at the beginning at Dec. 31, 2020	$ 317	24,683	(1,000)	24,000
Balance at the beginning (in shares) at Dec. 31, 2020	3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)		15,052,646	0	15,052,646
Net income		0	1,910,487	1,910,487
Balance at the end at Dec. 31, 2021	$ 317	0	(1,024,673)	(1,024,356)
Balance at the end (in shares) at Dec. 31, 2021	3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income		0	1,191,840	1,191,840
Balance at the end at Mar. 31, 2022	$ 317	$ 0	$ 167,167	$ 167,484
Balance at the end (in shares) at Mar. 31, 2022	3,162,500